Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Summary of Major Categories of Property, Plant and Equipment
Major categories of property, plant and equipment at December 31, 2019 and 2018 are as follows:

	Estimated Life (Years)	2019	2018
Land	—	$406,884	$384,264
Building and improvements	10 — 39	181,797	173,306
Advertising structures	5 — 15	2,926,706	2,817,170
Automotive and other equipment	3 — 7	144,924	150,985

		$3,660,311	$3,525,725